COMMITMENTS - Commitments – Payments due by Period (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Commitments [Line Items]
Purchase obligations	$ 209.9	$ 114.6
Capital expenditure obligations	158.8	347.0
Lease obligations	130.4	33.7
Contractual obligation	499.1	$ 495.3
2024
Disclosure Of Commitments [Line Items]
Purchase obligations	196.8
Capital expenditure obligations	115.3
Lease obligations	28.3
Contractual obligation	340.4
Later than one year and not later than three years
Disclosure Of Commitments [Line Items]
Purchase obligations	5.2
Capital expenditure obligations	23.5
Lease obligations	57.7
Contractual obligation	86.4
Later than three years and not later than five years
Disclosure Of Commitments [Line Items]
Purchase obligations	2.4
Capital expenditure obligations	20.0
Lease obligations	31.6
Contractual obligation	54.0
2029 onwards
Disclosure Of Commitments [Line Items]
Purchase obligations	5.5
Capital expenditure obligations	0.0
Lease obligations	12.8
Contractual obligation	$ 18.3